STOCK-BASED COMPENSATION - Summary of Activity Related to RSUs and RSAs (Details) - $ / shares	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Restricted Stock Units (RSUs)
Shares
Beginning balance, outstanding (in shares)	633,057	0
Granted (in shares)	534,144	710,045
Vested (in shares)	(640)
Forfeited (in shares)	(14,118)	(76,988)
Ending balance, outstanding and nonvested (in shares)	1,152,443	633,057
Weighted Average Fair Value
Beginning balance, outstanding (in dollars per share)	$ 8.34	$ 0
Granted (in dollars per share)	13.58	8.34
Vested (in dollars per share)	8.34
Forfeited (in dollars per share)	8.34	8.34
Ending balance, outstanding and nonvested (in dollars per share)	$ 10.77	$ 8.34
Restricted Stock
Shares
Beginning balance, outstanding (in shares)	68,946	0
Granted (in shares)	0	68,946
Ending balance, outstanding and nonvested (in shares)	68,946	68,946
Weighted Average Fair Value
Beginning balance, outstanding (in dollars per share)	$ 8.34	$ 0
Granted (in dollars per share)	0	8.34
Ending balance, outstanding and nonvested (in dollars per share)	$ 8.34	$ 8.34